Risk management - Expected losses based on prospective information Spain customers (Details) - Spain - scenario	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	4.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.70%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.30%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.40%)
Maximum
Credit risk
Threshold percentage in determining classification of Stage 2	25.00%
SICR rating range	0.1
Estimated sensitivity rate range	9.3
Minimum
Credit risk
Threshold percentage in determining classification of Stage 2	1.00%
SICR rating range	4
Estimated sensitivity rate range	1
Mortgages
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	11.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(4.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	4.10%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.50%)
Corporate
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	5.40%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.20%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.70%)
Pessimistic scenario
Credit risk
Interest rate (as a percent)	0.60%
Unemployment rate (as a percent)	18.30%
Housing price change (as a percent)	1.60%
GDP growth (as a percent)	1.10%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%
Base scenario
Credit risk
Interest rate (as a percent)	(0.20%)
Unemployment rate (as a percent)	13.00%
Housing price change (as a percent)	2.60%
GDP growth (as a percent)	2.90%
Percentage of weightings associated with the macroeconomic scenarios	40.00%	40.00%	40.00%
Optimistic scenario
Credit risk
Interest rate (as a percent)	(0.20%)
Unemployment rate (as a percent)	11.20%
Housing price change (as a percent)	3.20%
GDP growth (as a percent)	3.70%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%